Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net earnings (loss)	$ (1,876)	$ (1,979)	$ (471)
Defined benefit pension plans and retiree medical:
Amortization of actuarial loss and prior service cost	130	130	138
Current year change	(1,910)	(1,216)	(385)
Benefit plan modifications	3,345	0	0
Derivative financial instruments:
Change in fair value	(12)	190	72
Reclassification into earnings	(3)	(313)	144
Unrealized gain (loss) on investments
Net change in value	3	0	0
Other Comprehensive Income (Loss) Before Tax	1,553	(1,209)	(31)
Income tax expense on other comprehensive income	569	0	0
Comprehensive Income (Loss)	$ (892)	$ (3,188)	$ (502)